INTANGIBLE ASSETS, NET AND GOODWILL	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS, NET & GOODWILL [Abstract]
INTANGIBLE ASSETS, NET & GOODWILL
NOTE 5- INTANGIBLE ASSETS, NET & GOODWILL

 The goodwill and intangible assets at June 30, 2013 and 2012 are summarized as follows (in thousands):

		Net Book	Amortization and accumulated translation adjustments ("ATA")	Net Book
	Useful Life	Value	for the six months ended	Value
	(In Years)	December 31, 2012	June 30, 2013	June 30, 2013
Patents and Trademarks	7	$52	$(11)	$41
Customer Relationships	8.5	600	(34)	566
Developed Technology	7	1,567	(119)	1,448
In Process Technology	(a)	183	4	187
Trade name	(a)	2,169	46	2,215
Intangibles		$4,571	$(114)	$4,457

Goodwill		$324	$-	$324

(a) The in process technology and trade name have been determined to have an indefinite life.

Amortization expense was approximately$108,000 and $216,000 for the three and six months ended June 30, 2013 and 2012, respectively.

As of June 30, 2013, estimated future amortization expense for intangibles assets, subject to amortization, is as follows (in thousands):

Year ended December 31,	Amortization Expense
2013	$212
2014	424
2015	407
2016	402
2017	402
Thereafter	208
$2,055